united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Bailey

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-629-4237

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

AlphaCentric Asset Rotation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016
Shares		Value
EXCHANGE TRADED FUNDS - 99.4%
DEBT FUND - 68.6%
114,900	iShares 3-7 Year Treasury Bond ETF	$ 14,076,399

EQUITY FUND - 30.8%
66,000	Vanguard Extended Market ETF	6,329,400

	TOTAL EXCHANGE TRADED FUNDS (Cost $20,274,424)	20,405,799

	TOTAL INVESTMENTS - 99.4% (Cost $20,274,424) (a)	$ 20,405,799
	OTHER ASSETS LESS LIABILITIES - 0.6%	123,899
	NET ASSETS - 100%	$ 20,529,698

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,274,424 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 131,375
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 131,375

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 20,405,799	$ -	$ -	$ 20,405,799
Total	$ 20,405,799	$ -	$ -	$ 20,405,799

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

	AlphaCentric Bond Rotation Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 97.4%
	ASSET ALLOCATION FUND - 33.1%
58,500	SPDR Bloomberg Barclays Convertible Securities ETF	$ 2,670,525

	DEBT FUNDS - 64.3%
57,100	PowerShares Senior Loan ETF	1,333,856
106,000	SPDR Bloomberg Barclays High Yield Bond ETF	3,863,700
		5,197,556

	TOTAL EXCHANGE TRADED FUNDS (Cost $7,861,741)	7,868,081

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
200,037	Fidelity Institutional Money Market Funds-
	Money Market Portfolio to yield 0.15% * (Cost $200,037)	200,037

	TOTAL INVESTMENTS - 99.9% (Cost $8,061,778) (a)	$ 8,068,118
	OTHER ASSETS LESS LIABILITIES - 0.1%	7,692
	NET ASSETS - 100%	$ 8,075,810

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,061,778 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 51,239
	Unrealized Depreciation:	(44,899)
	Net Unrealized Appreciation:	$ 6,340

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,868,081	$ -	$ -	$ 7,868,081
Short-Term Investment	200,037	-	-	200,037
Total	$ 8,068,118	$ -	$ -	$ 8,068,118

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* Refer to Portfolio of Investments for security classifications.

	AlphaCentric Income Opportunities Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2016
Principal ($)		Value
	ASSET BACKED SECURITIES - 82.8%
897,717	ABFC 2004-OPT4 Trust, 3.456% due 7/25/2033	$ 591,478
3,937,143	ABFC 2005-WMC1Trust, 1.641% due 6/25/2035	2,232,886
1,055,377	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2, 2.781% due 6/25/2034	707,633
2,209,700	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 2.076% due 1/25/2035	1,646,771
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1, 3.506% due 11/25/2033	547,361
2,849,395	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2, 2.601% due 4/25/2035	600,481
2,417,000	ACE Securities Corp Home Equity Loan Trust Series 2005-SD2, 3.756% due 8/25/2040	1,597,282
3,061,993	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-2, 3.756% due 6/25/2034	1,994,112
833,937	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 6.006% due 10/25/2034	697,689
16,790,000	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2005-4, 1.256% due 10/25/2035	8,072,180
76,476	AFC Home Equity Loan Trust, 1.284% due 12/22/2027	66,039
2,672,531	Ameriquest Asset-Backed Pass Through Certificates 2003-1, 5.466% due 2/25/2033	1,927,734
769,865	Ameriquest Asset-Backed Pass Through Certificates 2003-1, 5.125% due 2/25/2033	532,606
1,565,804	Ameriquest Asset-Backed Pass Through Certificates 2004-1A1, 2.834% due 9/25/2034	999,146
3,607,916	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 5.256% due 5/25/2034	1,829,052
2,199,964	Ameriquest Asset-Backed Pass Through Certificates 2004-R3, 3.456% due 5/25/2034	1,551,516
1,924,682	Ameriquest Asset-Backed Pass Through Certificates 2004-R7, 3.981% due 8/25/2034	1,352,103
2,722,790	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 2.676% due 9/25/2034	1,246,471
1,405,587	Ameriquest Asset-Backed Pass Through Certificates 2004-R8, 2.556% due 9/25/2034	857,950
2,251,056	Ameriquest Asset-Backed Pass Through Certificates 2005-R5, 1.976% due 7/25/2035	958,788
1,480,170	Ameriquest Asset-Backed Pass Through Certificates 2005-R10, 2.206% due1/25/2036	399,519
11,084,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R10, 1.446% due 1/25/2036	5,154,860
14,370,000	Ameriquest Asset-Backed Pass Through Certificates 2005-R11, 1.436% due 1/25/2036	7,984,678
1,959,860	Ameriquest Mortgage Securities Inc Series 2003-6, 5.182% due 5/25/2033	882,666
376,285	Amresco Residential Securities Corp Mortgage Loan Trust 1998-2, 1.251% due 6/25/2028	358,339
191,738	Amresco Residential Securities Corp Mortgage Loan Trust 1999-1, 2.606% due 11/25/2029	161,172
5,524,308	Amur Finance VI LLC, 8.000% due 12/20/2024, 144A	4,861,391
726,081	Argent Securities, Inc., Asset-Backed Pass Through Certificates 2003-W7, 4.186% due 3/25/2034	640,442
1,190,837	Argent Securities, Inc., Asset-Backed Pass Through Certificates 2003-W7, 4.186% due 3/25/2034, 144A	570,166
395,264	Argent Securities, Inc., Asset-Backed Pass Through Certificates 2004-W6, 5.631% due 5/25/2034, 144A	343,795
1,024,103	Asset-Backed Pass Through Certificates 2002-3, 3.981% due 8/25/2032	508,230
2,244,801	Asset-Backed Pass-Through Certificates Series 2005-R2, 1.926% due 4/25/2035	1,189,399
4,623,000	AXIS Equipment Finance Receivables IV LLC, 8.830% due 3/20/2024, 144A	4,622,305
470,891	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 3.134% due 12/25/2034	420,313
17,988,951	Carrington Mortgage Loan Trust Series 2006-NC1, 1.176% due 1/25/2036	7,633,807
1,265,803	Centex Home Equity Loan Trust 2002-C, 1.906% due 9/25/2032	749,781
1,806,407	Centex Home Equity Loan Trust 2004-B, 3.081% due 3/25/2034	117,528
1,374,960	Centex Home Equity Loan Trust 2004-D, 1.786% due 9/25/2034	1,177,293
2,825,156	Centex Home Equity Loan Trust 2005-B, 1.776% due 3/25/2035	1,632,827
6,676,938	Centex Home Equity Loan Trust 2005-D, 1.956% due 10/25/2035	3,952,609
245,230	Countrywide Asset-Backed Certificates, 6.381% due 10/25/2032, 144A	197,740
1,837,806	Delta Funding Home Equity Loan Trust 1999-1, 6.800% due 3/15/2028	1,319,231
4,245,000	EMC Mortgage Loan Trust, 3.006% due 1/25/2041, 144A	2,858,120
10,637,758	Encore Credit Receivables Trust 2005-2, 1.731% due 11/25/2035	6,592,533
3,311,766	Encore Credit Receivables Trust 2005-3, 2.511% due 10/25/2035	1,937,592
6,004,134	Encore Credit Receivables Trust 2005-4, 2.280% due 1/25/2036	3,115,733
2,280,535	EquiFirst Mortgage Loan Trust 2004-2, 5.856% due 10/25/2034	1,507,385
1,267,780	Equity One Mortgage Pass-Through Trust 2003-4, 6.900% due 10/25/2034	662,478
1,115,050	Equity One Mortgage Pass-Through Trust 2004-1, 5.760% due 4/25/2034	1,007,733
1,027,494	Finance America Mortgage Loan Trust 2004-3, 2.406% due 11/25/2034	490,566
	AlphaCentric Income Opportunities Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2016
Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 82.8%
830,698	First Franklin Mortgage Loan Trust 2003-FF1, 3.381% due 3/25/2033	$ 787,425
843,880	First Franklin Mortgage Loan Trust 2004-FF4, 3.006% due 6/25/2034	590,070
2,535,000	First Franklin Mortgage Loan Trust 2005-FF3, 1.731% due 4/25/2035	2,300,703
3,279,707	First Franklin Mortgage Loan Trust 2005-FF5, 1.956% due 5/25/2035	1,492,058
18,763,138	First Franklin Mortgage Loan Trust 2005-FF9, 1.296% due 10/25/2035	11,800,561
534,387	First Franklin Mortgage Loan Trust Series 2004-FFC, 4.506% due 6/25/2035, 144A	528,579
3,303,210	First NLC Trust 2005-1, 0.000% due 5/25/2035	2,461,426
3,085,110	Fremont Home Loan Trust 2004-4, 2.256% due 3/25/2035	961,420
2,526,671	Fremont Home Loan Trust 2004-4, 2.181% due 3/25/2035	1,724,583
661,496	Fremont Home Loan Trust 2004-4, 1.671% due 3/25/2035	496,861
1,595,622	Fremont Home Loan Trust 2004-D, 1.701% due 11/25/2034	1,197,832
13,340,000	Fremont Home Loan Trust 2005-2, 1.731% due 6/25/2035	4,729,689
9,519,472	GE-WMC Asset-Backed Pass Through Certificates Series 2005-1, 1.446% due 10/25/2035	4,597,309
11,850,000	GSAMP Trust 2005-HE4, 1.386% due 7/25/2045	5,293,730
500,000	GSRPM Mortgage Loan Trust 2003-1, 4.406% due 1/25/2032	500,644
2,456,650	Home Equity Asset Trust, 2.926% due 2/25/2034	1,800,864
5,250,220	Home Equity Asset Trust, 2.001% due 2/25/2034	3,501,889
1,240,374	Home Equity Asset Trust 2003-4, 5.256% due 10/25/2033	718,608
84,473	Home Equity Asset Trust 2004-7, 2.306% due 1/25/2035	75,554
5,250,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A, 2.706% due 3/25/2035	3,371,656
11,200,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, 1.366% due 10/25/2035	5,345,858
1,268,775	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A, 6.537% due 11/25/2030	1,175,802
96,971	Irwin Home Equity Loan Trust 2002-1, 4.131% due 2/25/2029	95,087
646,787	Long Beach Mortgage Loan Trust 2001-1, 3.819% due 4/21/2031	647,522
2,766,254	Long Beach Mortgage Loan Trust 2003-1, 6.756% due 3/25/2033	1,573,409
6,098,774	Mastr Asset Backed Securities Trust 2003-OPT1, 6.606% due 12/25/2032	3,449,199
558,033	Mastr Asset Backed Securities Trust 2004-OPT2, 2.706% due 9/25/2034	466,227
876,975	Mastr Asset Backed Securities Trust 2004-WMC3, 2.556% due 10/25/2034	760,271
1,687,238	Meritage Mortgage Loan Trust 2004-2, 2.481% due 1/25/2035	1,192,069
2,083,992	Meritage Mortgage Loan Trust 2005-2, 1.551% due 11/25/2035	1,478,024
1,560,855	Merrill Lynch Mortgage Investors Trust 2002-AFC1, 4.034% due 9/25/32	1,257,030
2,447,340	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, 2.931% due 7/25/2034	2,202,878
2,190,643	Merrill Lynch Mortgage Investors Trust Series 2004-OPT1, 2.781% due 6/25/2035	1,562,403
621,151	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1.516% due 9/25/2034	549,559
841,465	Morgan Stanley ABS Capital I Inc Trust 2004-WMC2, 6.006% due 7/25/2034	784,064
2,409,044	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.106% due 1/25/2035	1,927,264
701,063	Morgan Stanley Dean Witter Capital I Inc Trust 2003-NC2, 6.381% due 2/25/2033	603,981
499,212	New Century Home Equity Loan Trust Series 2003-5, 5.176% due 11/25/2033	485,889
304,898	New Century Home Equity Loan Trust Series 2003-5, 1.384% due 11/25/2033	240,629
549,353	NovaStar Mortgage Funding Trust Series 2003-2, 1.881% due 9/25/2033	544,854
5,000,000	NovaStar Mortgage Funding Trust Series 2004-4, 3.306% due 3/25/2035	3,544,164
6,311,000	NovaStar Mortgage Funding Trust Series 2005-2, 1.236% due 10/25/2035	5,456,235
51,619	Option One Mortgage Accep Corp Ast Back Certs Ser 2003-3, 3.156% due 6/25/2033	49,387
2,000,000	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1.246% due 11/25/2035	1,093,206
2,365,543	Option One Mortgage Loan Trust 2005-5 Asset-Backed Certificates Series 2005-5, 1.336% due 12/25/2035	152,664
7,500,000	Option One Mortgage Loan Trust 2006-1, 1.136% due 1/25/2036	3,285,939
1,771,410	Ownit Mortgage Loan Trust Series 2005-1, 1.926% due 9/25/2035	1,424,939
2,841,756	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW, 2.481% due 10/25/2034	1,195,318
1,595,891	Park Place Securities Inc Asset Backed Pass Through Certificates Ser 2005-WHQ4, 2.556% due 6/25/2035	924,535
5,625,000	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WCW3, 1.396% due 8/25/2035	2,554,650
	AlphaCentric Income Opportunities Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2016
Principal ($)		Value
	ASSET BACKED SECURITIES (continued) - 82.8%
6,412,970	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1, 2.631% due 3/25/2035	$ 2,848,378
1,133,413	Popular ABS Mortgage Pass-Through Trust 2004-5, 5.255% due 12/25/2034	1,148,927
667,371	Popular ABS Mortgage Pass-Through Trust 2004-5, 1.136% due 12/25/2034	603,592
6,343,758	Quest Trust, 3.981% due 6/25/2034, 144A	4,835,206
2,000,000	Quest Trust, 4.281% due 9/25/2034, 144A	1,493,391
329,491	RASC Series 2003-KS5 Trust, 1.366% due 7/25/2033	296,638
405,291	RASC Series 2003-KS10 Trust, 5.570% due 12/25/2033	361,247
79,891	RASC Series 2003-KS11 Trust, 1.469% due 1/25/2034	72,687
1,346,620	RASC Series 2004-KS3 Trust, 2.159% due 4/25/2034	1,003,449
3,077,820	RASC Series 2004-KS6 Trust, 2.354% due 7/25/2034	1,909,361
3,560,110	RASC Series 2005-EMX3 Trust, 1.476% due 9/25/2035	1,633,884
1,410,234	RASC Series 2005-KS1 Trust, 2.631% due 2/25/2035	930,616
3,250,000	RASC Series 2005-KS9 Trust, 2.006% due 10/25/2035	1,314,797
941,325	RASC Series 2006-KS2 Trust, 1.126% due 3/25/2036	880,193
185,475	RAMP Series 2002-RS3 Trust, 1.731% due 6/25/2032	168,011
1,000,000	RAMP Series 2004-RS12 Trust, 5.186% due 12/25/2034	1,016,948
3,962,424	RAMP Series 2004-RS12 Trust, 3.209% due 12/25/2034	1,952,371
250,000	RAMP Series 2005-EFC3 Trust, 1.876% due 8/25/2035	184,545
3,204,384	RAMP Series 2005-RZ2 Trust, 2.006% due 5/25/2035	2,439,331
2,379,600	RAMP Series 2006-RS1 Trust, 1.166% due 1/25/2036	350,140
5,000,000	RAMP Series 2006-RS2 Trust, 1.146% due 3/25/2036	2,406,100
859,356	Renaissance Home Equity Loan Trust 2003-2, 4.908% due 8/25/2033	799,988
650,076	SASCO Mortgage Loan Trust 2003-GEL1, 5.256% due 10/25/2033	554,425
305,983	Saxon Asset Securities Trust 2003-3, 3.509% due 12/25/2033	255,034
606,860	Securitized Asset Backed Receivables LLC Trust 2005-OP1, 2.586% due 1/25/2035	527,248
7,602,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.396% due 10/25/2035	3,719,951
11,594,000	Securitized Asset Backed Receivables LLC Trust 2005-OP2, 1.426% due 10/25/2035	1,007,720
1,415,765	Soundview Home Loan Trust 2005-1, 2.534% due 4/25/2035	976,925
4,542,879	Soundview Home Loan Trust 2005-OPT1, 1.581% due 6/25/2035	2,448,259
8,802,000	Soundview Home Loan Trust 2005-OPT2, 1.406% due 8/25/2035	4,593,742
5,000,000	Soundview Home Loan Trust 2006-OPT1, 1.101% due 3/25/2036	2,600,783
22,030,568	Soundview Home Loan Trust 2006-OPT5, 1.006% due 7/25/2036	5,489,568
1,570,000	Specialty Underwriting & Residential Finance Trust Series 2005-AB1, 1.431% due 3/25/2036	1,457,532
288,100	Structured Asset Securities Corp 2005-WF1, 2.661% due 2/25/2035	219,071
1,769,743	Structured Asset Securities Corp Mortgage Loan Trust 2005-WF3, 3.256% due 7/25/2035, 144A	932,569
6,876,000	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1, 1.706% due 2/25/2036	3,367,666
3,551,000	Terwin Mortgage Trust 2007-QHL1, 2.092% due 10/25/2038, 144A	1,910,743
2,953,722	Terwin Mortgage Trust Series TMTS 2005-6HE, 1.956% due 4/25/2036	2,094,224
	TOTAL ASSET BACKED SECURITIES (Cost $242,099,177)	248,819,286

	COMMERCIAL MORTGAGE BACKED SECURITIES - 13.3%
816,152	Adjustable Rate Mortgage Trust 2005-3, 3.275% due 7/25/2035	718,532
61,864	Adjustable Rate Mortgage Trust 2005-3, 1.076% due 7/25/2035	59,790
39,254	Adjustable Rate Mortgage Trust 2005-10, 1.256% due 1/25/2036	33,714
5,787,400	American Home Mortgage Investment Trust 2005-1, 1.439% due 6/25/2045	2,914,431
1,032,636	Banc of America Funding 2004-C Trust, 1.639% due 12/20/2034	963,641
3,869,390	Bear Stearns ALT-A Trust 2004-1, 3.164% due 2/25/2034	2,494,768
109,727	Bear Stearns ALT-A Trust 2004-3, 1.611% due 4/25/2034	101,998
433,271	Bear Stearns ARM Trust 2002-12, 2.912% due 1/25/2033	402,459
42,952	Bear Stearns ARM Trust 2003-8, 3.132% due 1/25/2034	39,872
	AlphaCentric Income Opportunities Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2016
Principal ($)		Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued) - 13.3%
1,289,512	Bear Stearns ARM Trust 2004-7, 3.276% due 10/25/2034	$ 1,205,307
3,408	CHL Mortgage Pass-Through Trust 2003-HYB2, 2.941% due 7/19/2033	3,297
334,942	Citigroup Mortgage Loan Trust 2007-10 5.403% due 9/25/2037	267,127
1,536,106	Credit Suisse First Boston Mortgage Securities Corp., 2.796% due 7/25/2033	1,380,757
1,721,357	Credit Suisse First Boston Mortgage Securities Corp., 3.096% due 10/25/2033	1,484,680
450,571	GMACM Mortgage Loan Trust 2003-GH1, 5.236% due 7/25/2034	448,510
42,367	GSR Mortgage Loan Trust 2005-7F, 1.256% due 9/25/2035	39,141
1,185,964	GSR Mortgage Loan Trust 2005-AR3, 1.506% due 5/25/2035	904,401
1,035,409	HarborView Mortgage Loan Trust 2004-3, 3.014% due 5/19/2034	866,302
1,006,334	HarborView Mortgage Loan Trust 2004-4, 1.296% due 6/19/2034	892,692
752,478	Impac CMB Trust Series 2004-10, 1.611% due 3/25/2035	620,240
6,782,982	Impac Secured Assets Trust 2007-2, 1.006% due 4/25/2037	6,138,595
90,733	IndyMac INDX Mortgage Loan Trust 2004-AR6, 3.412% due 10/25/2034	82,147
577,177	IndyMac INDX Mortgage Loan Trust 2004-AR9, 1.432% due 11/25/2034	538,097
2,061,189	MASTR Adjustable Rate Mortgages Trust 2004-5, 2.983% due 7/25/2034	1,662,106
1,882,316	MASTR Alternative Loan Trust 2002-2, 7.113% due 10/25/2032	634,971
28,145	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1, 3.266% due 12/25/2032	27,790
379,592	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2, 2.793% due 2/25/2033	369,984
856,535	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A 1.761% due 3/25/2030	663,254
299,852	Morgan Stanley Mortgage Loan Trust 2004-7AR, 2.992% due 9/25/2034	274,391
28,361	New York Mortgage Trust 2005-2, 1.086% due 8/25/2035	26,050
16,827	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 7.000% due 4/25/2033	17,217
19,093	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 6.000% due 5/25/2033	19,397
40,681	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1, 5.500% due 5/25/2033	41,330
1,578,943	RFMSI Series 2005-SA1 Trust, 3.098% due 3/25/2035	761,788
1,300,114	Sequoia Mortgage Trust 2003-3 1.714% due 7/20/2033	979,479
213,843	Sequoia Mortgage Trust 2003-3 1.399% due 7/20/2033	198,518
3,339,487	Sequoia Mortgage Trust 2004-10, 1.489% due 11/20/2034	2,386,405
369,338	Structured Asset Mortgage Investments II Trust 2004-AR5, 2.746% due 10/19/2034	360,698
1,094,448	Thornburg Mortgage Securities Trust 2004-2, 1.756% due 6/25/2044	687,571
375,342	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust, 1.848% due 11/25/2042	342,578
3,099,299	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust, 2.825% due 10/25/2033	2,561,946
497,705	WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust, 1.736% due 11/25/2034	437,360
2,403,483	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Trust, 2.792% due 4/25/2035	1,514,355
587,342	Wells Fargo Mortgage Backed Securities 2004-BB Trust, 3.072% due 1/25/2035	552,851
118,821	Wells Fargo Mortgage Backed Securities 2005-4 Trust, 1.356% due 4/25/2035	117,016
36,979	Wells Fargo Mortgage Backed Securities 2005-AR9 Trust, 3.060% due 6/25/2034	36,208
3,056,849	Wells Fargo Mortgage Backed Securities 2005-AR12 Trust, 3.013% due 6/25/2035	2,646,099
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $39,863,298)	39,919,860
	AlphaCentric Income Opportunities Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2016
Principal ($)		Value
	PRIVATE PLACEMENTS - 1.3%
1,900,000	AMUR Finance Company, Inc. 18.000% due 7/31/2018 ** +	$ 1,900,097
2,001,000	AMUR Finance II, LLC 12.000% due 8/31/2020 ** +	2,001,102
	TOTAL PRIVATE PLACEMENTS (Cost $3,901,000)	3,901,199
Shares
	SHORT-TERM INVESTMENT- 3.6%
	MONEY MARKET FUND - 3.6%
11,039,670	Federated Treasury Obligations Fund, 0.00%* (Cost $11,039,670)	11,039,670

	TOTAL INVESTMENTS - 101.0% (Cost $296,903,145) (a)	$ 303,680,015
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(3,074,556)
	NET ASSETS - 100.0%	$ 300,605,459

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $296,903,145 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 9,406,197
	Unrealized Depreciation:	(2,629,327)
	Net Unrealized Appreciation:	$ 6,776,870

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
** Illiquid security. Total illiquid securities represents 1.3% of net assets as of December 31, 2016.
+ Fair Valued by the Board in good faith.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2016, 144A securities amounted to $23,154,005 or 7.70% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$ -	$ 248,819,286	$ -	$ 248,819,286
Commercial Mortgage Backed Securities	-	39,919,860	-	39,919,860
Private Placements	-	-	3,901,199	3,901,199
Short-Term Investment	11,039,670	-	-	11,039,670
Total	$ 11,039,670	$ 288,739,146	$ 3,901,199	$ 303,680,015

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2016
No. of Contracts		Value
	PURCHASED CALL OPTIONS - 0.2%
14	Gold Future Option	$ 840
	Expiration February 2017, Exercise Price $1,275.00
14	US Bond Future Option	3,719
	Expiration March 2017, Exercise Price $160.00
	TOTAL PURCHASED CALL OPTIONS (Cost $10,124)	4,559

Shares
	SHORT-TERM INVESTMENTS - 75.5%
	MONEY MARKET FUNDS * - 75.5%
840,550	Fidelity Institutional Money Market Government Portfolio - Institutional Class, to yield 0.31% +	840,550
100,353	TCG Cash Reserve Money Market Fund, to yield 0.41% ^	100,353
100,354	TCG Daily Liquidity Government Money Market Fund, to yield 0.42% ^	100,354
100,354	TCG Liquid Assets Government Money Market Fund, to yield 0.41% ^	100,354
100,354	TCG Liquidity Plus Government Money Market Fund, to yield 0.42% ^	100,354
100,356	TCG Ultra Money Market Fund, to yield 0.41% ^	100,356
100,352	TCG US Government Advantage Money Market Fund, to yield 0.41% ^	100,352
100,353	TCG US Government Max Money Market Fund, to yield 0.41% ^	100,353
100,353	TCG US Government Premier Money Market Fund, to yield 0.41% ^	100,353
100,351	TCG US Government Primary Liquidity Money Market Fund, to yield 0.47% ^	100,351
100,356	TCG US Government Select Money Market Fund, to yield 0.42% ^	100,356
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,844,086)	1,844,086

	TOTAL INVESTMENTS - 75.7% (Cost $1,854,210) (a)	$ 1,848,645
	OTHER ASSETS LESS LIABILITIES - 24.3%	592,497
	NET ASSETS - 100%	$ 2,441,142

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,904,827 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(56,182)
	Net Unrealized Depreciation:	$ (56,182)

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
+ All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.
^ An affiliate of the Advisor.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
December 31, 2016
Open Long Futures Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciaiton)
1	3 Mo Euro (Euribor)	Mar-17	$ 250,775	$ 13
1	90 Day Bank Bill	Mar-17	239,535	-
5	3 MO Sterling (Short Sterling)	Mar-17	622,500	39
7	Brazilian Real Future	Feb-17	211,505	(437)
1	Brent Crude Future +	Mar-17	56,820	560
2	Canola Future +	Mar-17	20,356	(146)
3	Coffee Robusta +	Mar-17	64,140	760
12	Crude Palm Oil Future +	Mar-17	935,147	(547)
1	Dax Index Future	Mar-17	279,525	7,440
1	Euro/GBP Future	Mar-17	105,081	2,301
2	EUR/JPY Future	Mar-17	30,608,750	1,216
1	Gasoline RBOB +	Feb-17	70,178	5,771
2	Lean Hogs Future +	Feb-17	52,920	1,870
3	Live Cattle Future+	Feb-17	139,260	(184)
3	LME Aluminum +	Mar-17	126,956	(2,569)
1	Low Sulphur Gas Oil Futures +	Feb-17	50,475	5
2	Nasdaq 100 E-Mini	Mar-17	194,560	(1,181)
2	Natural Gas Future +	Mar-17	73,680	3,610
4	Natural Gas Future +	Sep-17	142,080	9,530
2	Nikkei 225 (SGX)	Mar-17	18,292,000	6,764
1	NY Harbor ULSD Futures +	Feb-17	72,584	3,234
7	TOCOM Rubber +	May-17	8,594,632	5,063
3	S&P/TSX 60 IX Future	Mar-17	538,260	(144)
3	S&P 500 E-Mini Future	Mar-17	335,438	(2,130)
2	SPI 200	Mar-17	277,250	3,088
1	WTI Crude Future +	Feb-17	53,720	1,000
	Net Unrealized Appreciation from Open Long Futures Contracts			$ 44,926
+ All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.

AlphaCentric/IMFC Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
December 31, 2016
Open Short Futures Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
2	10 YR AUD Government Bond	Mar-17	$ 194,180	$ (1,587)
14	10 YR Mini JBG Future	Mar-17	209,988,001	(3,495)
1	90 Day Euro$ Future	Mar-17	247,400	(38)
1	Australian Dollar Future	Mar-17	72,020	(480)
4	Bank Accept Future	Mar-17	990,350	(296)
5	British Pound Future	Mar-17	386,188	1,540
3	Canadian Dollar Future	Mar-17	223,246	(1,667)
3	Canadian 10yr Bond Future	Mar-17	223,246	(2,021)
2	Cocoa Future +	Mar-17	42,520	3,123
2	Coffee +	Mar-17	102,788	1,106
4	Corn Future +	Mar-17	70,400	(388)
1	Cotton +	Mar-17	35,325	(465)
2	EUR/CHF Futures	Mar-17	268,106	149
4	Euro BOBL Future	Mar-17	529,340	(5,462)
2	Euro-Bund Future	Mar-17	323,010	(5,562)
4	Euro FX Currency Future	Mar-17	528,700	5,019
1	Gold +	Feb-17	115,270	410
1	Hang Seng Index Future	Jan-17	1,075,800	(2,875)
1	Japanese Yen Future	Mar-17	107,463	1,462
10	Mexican Peso Future	Mar-17	248,500	1,647
2	Platinum Future +	Apr-17	90,570	880
1	Silver +	Mar-17	79,945	(220)
1	World Sugar #11 +	Mar-17	21,851	(638)
8	US 5YR Note (CBT) +	Mar-17	941,313	(2,785)
3	US 10 Year Future +	Mar-17	372,844	(3,110)
1	US Long Bond Future +	Mar-17	150,656	(2,156)
5	Wheat Future(CBT) +	Mar-17	102,000	(1,138)
1	White Sugar	Mar-17	26,210	(1,167)
	Net Unrealized Depreciation from Open Short Futures Contracts			$ (20,214)

	Net Unrealized Appreciation from Open Futures Contracts			$ 24,712

+ All or a portion of this investment is a holding of the ACIMFSMFSF Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Purchased Call Options	$ 4,559	$ -	$ -	$ 4,559
Open Future Contracts (a)	24,712	-	-	24,712
Short-Term Investments	1,844,086	-	-	1,844,086
Total	$ 1,873,357	$ -	$ -	$ 1,873,357

	There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
	The Fund did not hold any Level 3 securities during the period.
	* See Portfolio of Investments for industry classifications.
	(a) Derivative instruments include cumulative net unrealized gain or loss on futures contracts open as of December 31, 2016.

	Consolidation of Subsidiaries – AlphaCentric/IMFC Managed Futures Strategy Fund ("ACIMFC") with ACIMFSMFSF Fund Limited ("ACIMFC-CFC") – The Consolidated Portfolio of Investments includes the accounts of ACIMFSMFSF-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

	ACIMFC may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ACIMFCMFS's investment objectives and policies.

	ACIMFC-CFC utilizes commodity based derivative products to facilitate ACIMFC's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ACIMFC may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ACIMFC Prospectus.

A summary of the ACIMFC's investments in the CFC is as follows:
	Inception Date of CFC	CFC Total Assets at December 31, 2016	% of Fund Total Assets at December 31, 2016
ACIMFC-CFC	12/23/15	$376,715	15.43%

	Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

	Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

	The value of the derivative instruments outstanding as of December 31, 2016, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

	Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of December 31, 2016 categorized by risk exposure:

AlphaCentric Hedged Market Opportunity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2016
No. of Contracts		Value +
	PURCHASED CALL OPTIONS - 0.1%
1	S&P 500 Index	$ 7,575
	Expiration December 2016, Exercise Price $2,165.00
1	S&P 500 Index	5
	Expiration December 2016, Exercise Price $2,275.00
	TOTAL PURCHASED CALL OPTIONS (Cost $3,553)	7,580

	PURCHASED PUT OPTIONS - 0.8%
1	S&P 500 Index	5
	Expiration December 30, 2016, Exercise Price $1,500.00
2	S&P 500 Index	10
	Expiration December 30, 2016, Exercise Price $1,725.00
4	S&P 500 Index	20
	Expiration December 30, 2016, Exercise Price $1,750.00
5	S&P 500 Index	25
	Expiration December 30, 2016, Exercise Price $2,225.00
1	S&P 500 Index	5
	Expiration January 20, 2017, Exercise Price $1,675.00
12	S&P 500 Index	420
	Expiration January 20, 2017, Exercise Price $1,700.00
1	S&P 500 Index	40
	Expiration January 20, 2017, Exercise Price $1,750.00
5	S&P 500 Index	1,400
	Expiration January 20, 2017, Exercise Price $2,100.00
2	S&P 500 Index	50
	Expiration January 31, 2017, Exercise Price $1,550.00
1	S&P 500 Index	25
	Expiration January 31, 2017, Exercise Price $1,675.00
2	S&P 500 Index	65
	Expiration January 31, 2017, Exercise Price $1,725.00
32	S&P 500 Index	1,840
	Expiration February 28, 2017, Exercise Price $1,575.00
13	S&P 500 Index	943
	Expiration February 28, 2017, Exercise Price $1,625.00
6	S&P 500 Index	705
	Expiration February 28, 2017, Exercise Price $1,725.00
28	S&P 500 Index	4,970
	Expiration February 28, 2017, Exercise Price $1,800.00
1	S&P 500 Index	73
	Expiration March 17, 2017, Exercise Price $1,500.00
3	S&P 500 Index	428
	Expiration March 17, 2017, Exercise Price $1,550.00

AlphaCentric Hedged Market Opportunity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2016
No. of Contracts		Value +
	PURCHASED PUT OPTIONS - 0.8% (continued)
1	S&P 500 Index	$ 112
	Expiration March 17, 2017, Exercise Price $1,600.00
14	S&P 500 Index	1,820
	Expiration March 17, 2017, Exercise Price $1,625.00
10	S&P 500 Index	1,925
	Expiration March 17, 2017, Exercise Price $1,700.00
17	S&P 500 Index	2,082
	Expiration February 28, 2017, Exercise Price $1,800.00
14	S&P 500 Index	2,275
	Expiration February 28, 2017, Exercise Price $1,850.00
35	S&P 500 Index	39,200
	Expiration February 28, 2017, Exercise Price $2,100.00
	TOTAL PURCHASED PUT OPTIONS (Cost $112,552)	58,438

	SHORT-TERM INVESTMENTS - 99.0%
	MONEY MARKET FUNDS * - 99.0%
7,141,900	Fidelity Institutional Money Market Government Portfolio
	Institutional Class, to yield 0.31% (Cost $7,141,900)	$ 7,141,900

	TOTAL INVESTMENTS - 99.9% (Cost $7,258,005) (a)	$ 7,207,918
	OTHER ASSETS LESS LIABILITIES - 0.1%	4,784
	NET ASSETS - 100%	$ 7,212,702

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,258,005 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 13,830
	Unrealized Depreciation:	(63,917)
	Net Unrealized Depreciation:	$ (50,087)

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.
+ The amount represents fair value derivative instruments subject to equity risk exposure as of December 31, 2016. Each option equals 100 shares.

Shares		Value +

	SECURITY SOLD SHORT - (0.1)%
	EXCHANGE TRADED FUND - (0.1)%
(400)	ProShares Ultra VIX Short -Term Futures ETF (Cost $4,993)	(3,500)

	WRITTEN CALL OPTIONS - (0.1)%
2	S&P 500 Index	(5,320)
	Expiration December 2016, Exercise Price $2,215.00
5	S&P 500 Index	(25)
	Expiration December 2016, Exercise Price $2,300.00
	TOTAL WRITTEN CALL OPTIONS (Cost $1,919)	(5,345)

AlphaCentric Hedged Market Opportunity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	December 31, 2016
No. of Contracts				Value +
	WRITTEN PUT OPTIONS - (0.8)%
22	S&P 500 Index			$ (110)
	Expiration December 30, 2016, Exercise Price $1,825.00
6	S&P 500 Index			(30)
	Expiration December 30, 2016, Exercise Price $2,000.00
23	S&P 500 Index			(345)
	Expiration January 6, 2017, Exercise Price $1,825.00
1	S&P 500 Index			(35)
	Expiration January 20, 2017, Exercise Price $1,725.00
10	S&P 500 Index			(500)
	Expiration January 20, 2017, Exercise Price $1,825.00
5	S&P 500 Index			(275)
	Expiration January 20, 2017, Exercise Price $1,850.00
95	S&P 500 Index			(14,488)
	Expiration January 20, 2017, Exercise Price $2,050.00
1	S&P 500 Index			(1,240)
	Expiration January 20, 2017, Exercise Price $2,200.00
69	S&P 500 Index			(15,008)
	Expiration January 31, 2017, Exercise Price $2,000.00
9	S&P 500 Index			(2,452)
	Expiration January 31, 2017, Exercise Price $2,025.00
33	S&P 500 Index			$ (23,925)
	Expiration February 17, 2017, Exercise Price $2,050.00
	TOTAL WRITTEN PUT OPTIONS (Cost $110,368)			(58,408)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The value of the derivative instruments outstanding as of December 31, 2016, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Purchased Call Options	$ 7,580	$ -	$ -	$ 7,580
Purchased Put Options	58,438	-	-	58,438
Short-Term Investment	7,141,900	-	-	7,141,900
Total	$ 7,207,918	$ -	$ -	$ 7,207,918
Liabilities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund Sold Short	$ 3,500	$ -	$ -	$ 3,500
Written Call Options	5,345	-	-	5,345
Written Put Options	58,408	-	-	58,408
Total	$ 67,253	$ -	$ -	$ 67,253

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
* Refer to Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 2/24/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 2/24/2017